(2_FIDELITY_LOGOS)FIDELITY

CAPITAL APPRECIATION
FUND
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    20   Notes to the financial statements.

REPORT OF INDEPENDENT    26   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            27


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995                 PAST 1   PAST 5    LIFE OF
                                               YEAR     YEARS     FUND

Capital Appreciation                           15.42%   120.98%   238.94%

Capital Appreciation (incl. 3% sales charge)   11.96%   114.35%   228.77%

S&P 500(registered trademark)                  26.44%   121.65%   210.56%

Average Capital Appreciation Fund              21.09%   135.99%   176.15%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 26, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average capital appreciation fund, which reflects the performance of 150 capital appreciation funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995                 PAST 1   PAST 5   LIFE OF
                                               YEAR     YEARS    FUND

Capital Appreciation                           15.42%   17.18%   14.63%

Capital Appreciation (incl. 3% sales charge)   11.96%   16.47%   14.24%

S&P 500(registered trademark)                  26.44%   17.26%   13.52%

Average Capital Appreciation Fund              21.09%   18.05%   11.24%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
               Capital AppreStandard &
      11/26/86      9700.00   10000.00
      11/30/86      9544.80   10046.93
      12/31/86      9244.10    9790.74
      01/31/87     10805.80   11109.55
      02/28/87     11610.90   11548.38
      03/31/87     12163.80   11882.13
      04/30/87     12280.20   11776.38
      05/31/87     12338.40   11878.83
      06/30/87     12852.50   12478.71
      07/31/87     14501.50   13111.38
      08/31/87     14278.40   13600.44
      09/30/87     14520.90   13302.59
      10/31/87     10543.90   10437.21
      11/30/87     10505.10    9577.18
      12/31/87     11024.66   10306.01
      01/31/88     11498.05   10739.89
      02/29/88     12507.95   11240.37
      03/31/88     12928.73   10893.04
      04/30/88     13360.04   11013.95
      05/31/88     13496.80   11109.78
      06/30/88     14233.18   11619.71
      07/31/88     14170.06   11575.56
      08/31/88     14012.26   11181.99
      09/30/88     14548.77   11658.34
      10/31/88     14895.92   11982.44
      11/30/88     14738.13   11811.10
      12/31/88     15171.97   12017.79
      01/31/89     15915.17   12897.49
      02/28/89     15745.30   12576.34
      03/31/89     16244.30   12869.37
      04/30/89     16998.39   13537.29
      05/31/89     17646.86   14085.55
      06/30/89     18050.83   14005.27
      07/31/89     19220.20   15269.94
      08/31/89     19294.61   15569.23
      09/30/89     19231.24   15505.40
      10/31/89     18432.60   15145.67
      11/30/89     18805.30   15454.65
      12/31/89     19254.57   15825.56
      01/31/90     18374.62   14763.66
      02/28/90     18617.77   14954.11
      03/31/90     18756.70   15350.40
      04/30/90     18096.75   14966.64
      05/31/90     19057.74   16425.88
      06/30/90     18884.07   16314.19
      07/31/90     18525.14   16261.98
      08/31/90     16591.58   14791.90
      09/30/90     15375.87   14071.53
      10/31/90     14878.00   14011.03
      11/30/90     15653.74   14916.14
      12/31/90     16234.17   15332.30
      01/31/91     16914.50   16000.79
      02/28/91     18228.25   17144.84
      03/31/91     18662.26   17559.75
      04/30/91     18732.64   17601.89
      05/31/91     18978.97   18362.29
      06/30/91     18415.93   17521.30
      07/31/91     19119.72   18337.79
      08/31/91     19107.99   18772.40
      09/30/91     18521.50   18458.90
      10/31/91     18157.87   18706.25
      11/30/91     17078.72   17952.39
      12/31/91     17856.62   20006.14
      01/31/92     18898.50   19634.03
      02/29/92     19679.91   19889.27
      03/31/92     19636.50   19501.43
      04/30/92     20200.85   20074.77
      05/31/92     20446.85   20173.14
      06/30/92     20432.38   19872.56
      07/31/92     20533.67   20685.34
      08/31/92     19708.85   20261.30
      09/30/92     19737.79   20500.38
      10/31/92     19853.56   20572.13
      11/30/92     20070.61   21273.64
      12/31/92     20779.52   21535.31
      01/31/93     21361.41   21716.20
      02/28/93     21820.88   22011.54
      03/31/93     23049.36   22475.99
      04/30/93     24154.99   21932.07
      05/31/93     24799.94   22519.85
      06/30/93     24876.72   22585.15
      07/31/93     25414.18   22494.81
      08/31/93     25752.01   23347.37
      09/30/93     25153.13   23167.59
      10/31/93     26627.31   23647.16
      11/30/93     26535.17   23422.51
      12/31/93     27722.80   23705.93
      01/31/94     29230.18   24511.93
      02/28/94     28601.27   23847.65
      03/31/94     27411.64   22807.90
      04/30/94     27579.19   23099.84
      05/31/94     27797.01   23478.67
      06/30/94     26875.47   22903.45
      07/31/94     27461.91   23654.68
      08/31/94     28551.00   24624.52
      09/30/94     28651.53   24021.22
      10/31/94     28483.98   24561.70
      11/30/94     28668.29   23667.16
      12/31/94     28421.43   24018.15
      01/31/95     29275.37   24640.94
      02/28/95     29813.73   25601.19
      03/31/95     29813.73   26356.68
      04/30/95     30649.11   27132.89
      05/31/95     30797.62   28217.39
      06/30/95     31503.05   28872.88
      07/31/95     33006.73   29830.30
      08/31/95     33990.62   29905.18
      09/30/95     34399.03   31167.18
      10/31/95     32876.78   31055.91

$10,000 OVER LIFE OF FUND:
Let's say you invested $10,000 in
Fidelity Capital Appreciation Fund on November 26, 1986, when the fund started, and paid a 3% sales charge. As the chart shows, by October 31, 1995, the value of your investment would have grown to $32,877 - a 228.77% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $31,056 - a 210.56% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended October
31, 1995. The Standard & Poor's
Composite Index of 500 Stocks
finished the 12-month period with
a total return of 26.44% - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal
Reserve Board cut the federal
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally. Technology
companies - whose goods and
services benefited from both
corporate and consumer demand
- posted the strongest earnings
growth and stock price gains.
Lower interest rates and
continued merger and acquisition
activity helped financial stocks
perform especially well. In June,
the Dow Jones Industrial Average
closed above 4500 for the first
time. Returns from foreign
markets suffered as investors
brought capital back to the U.S.
The Morgan Stanley Emerging
Markets Free Index was down
19.43% for the 12 months ended
October 31. The Morgan Stanley
EAFE (Europe, Australia, Far
East) Index was down 0.37% for
the year ended October 31.
European markets have fared
well through the first 10 months of
1995, while the Japanese market
has struggled through much of
the year.
An interview with Tom Sweeney, Portfolio Manager of Fidelity Capital Appreciation Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months ended October 31, 1995, Capital Appreciation returned 15.42% while the average capital appreciation fund was up 21.09% for the same time period, according to Lipper Analytical Services.
Q. WHY DID THE FUND UNDERPERFORM ITS PEERS?
A. There are a few reasons. The most obvious is that the fund owned virtually no technology stocks during a period in which technology stocks outperformed the market. The fund didn't own tech stocks because I look for bargains and I don't think there are many bargains in technology these days. Secondly, the fund was overweighted in some sectors, such as electric utilities and energy, which didn't do as well as the S&P during the period. Finally, the fund had 47.1% of its securities invested overseas and the stocks there have remained undervalued since the U.S. market has outperformed most foreign markets.
Q. IS IT TOUGH TO FIND VALUE WHEN THE MARKET HAS BEEN SO HIGH?
A. Not at all. The sectors I have had strong weighting in were at extremely low valuations both on a relative and absolute basis. Even though the market is high, I have had no problems finding value in market sectors such as electric utilities, which despite underperformance recently, have good potential.
Q. THE FUND'S HOLDING IN ELECTRIC UTILITIES HAS NEARLY DOUBLED IN THE PAST SIX MONTHS. WHAT IS YOUR THINKING?
A. I had been invested in utilities during the 1980s and sold out completely by 1993. In 1994, interest rates went up, utilities stocks went down and the market feared the effects of deregulation on the industry. Though deregulation still poses a threat to the industry, the fact is that deregulation should take a number of years to kick in - probably not until 1998. In the meantime, I plan to buy stocks of companies that have cash flow to pay down debt so that when deregulation occurs a few years from now, they should be in good financial shape to weather the changes. As of October 31, 1995, Centerior Energy and Entergy were the fund's two largest holdings.
Q. ENERGY HAS BEEN ANOTHER LARGE SECTOR WEIGHTING . . .
A. Yes. Oil and gas prices are currently very low, and as a result, consumption is growing at a rapid rate. However, not much more capacity could be produced worldwide if prices started going up, especially in oil. Also, institutions have been underweighted and investors have gotten tired of the lackluster results of the group. Elf Aquitaine was the largest energy holding in the fund at the end of October. A French company, it was only selling at three times price-to-cash flow - a common method of valuing energy stocks. At the same time, similar U.S. energy companies have been selling at five to six times cash flow. Elf was undervalued because it was privatized in 1994 and I think investors are waiting for a couple of years of good results before jumping in. My feeling is that, over time, Elf Aquitaine will come more into line with its U.S. competitors and when the price of energy recovers, it will be well poised to prosper. I've also been buying smaller independent oil and gas companies in the U.S. because I think they've been selling at very low valuations.
Q. WHY HAVE YOU LOWERED THE FUND'S HOLDINGS IN TRANSPORTATION AND FINANCIAL STOCKS DURING THE PAST SIX MONTHS?
A. Both of those sector's weightings were reduced because of recent profit taking. I sold the fund's position in Southern Pacific Railroad in the merger bid from Union Pacific that occurred during the period. Because of the complicated regulation process, Union Pacific offered to buy a portion of the stock at $25 in cash and, if it gets all the approvals, it should finish the acquisition next year. This was a very good gain for the fund. As for the reduction in the financial position, I sold American Express during the period when the stock finally began to show strong results from a management change that took place almost three years ago. The fund did well on the position and I used the proceeds to invest in some opportunities in other industries.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I'll continue looking for companies or industries that are selling at low valuations where I believe business prospects are improving and that the industry will recover. I'll continue to seek low priced stocks in industries where there is positive demand growth and good prospects for recovery.
FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in common
stocks
START DATE: November 26,
1986
SIZE: as of October 31, 1995,
more than $1.6 billion
MANAGER: Tom Sweeney,
since 1986; manager Fidelity
Select Paper and Forest
Products Portfolio, 1986;
joined Fidelity in 1985
(checkmark)
TOM SWEENEY ON FOREIGN
INVESTMENTS:
"During the past six months,
some foreign stocks have
performed better than the
S&P 500 Index, but most
have done worse because
there are only one or two
markets in the entire world
that have done as well as the
U.S. market. Nevertheless,
Capital Appreciation has
maintained a large holding in
foreign stocks because I think
they're undervalued.
"Each time I buy a stock
overseas it's because I think
it's a better value than the
equivalent stock in the U.S.
When I find a stock that is
selling at half the valuation
overseas and has the same
business as a company in the
U.S., I have to consider it. The
United States is only one-third
the market capitalization of
the world and I believe
discrepancies between
markets even out over time.
Of course, because of
currency savings and other
factors, foreign investing is
not without risk."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1995
                                 % OF FUND'S    % OF FUND'S
                                 INVESTMENTS    INVESTMENTS
                                                IN THESE STOCKS
                                                6 MONTHS AGO

Centerior Energy Corp.           6.0            7.1

Entergy Corp.                    6.0            4.0

Lonrho Ltd. Ord.                 5.9            6.2

Elf Aquitaine                    5.1            5.1

Brierley Investments Ltd.        4.7            5.9

Niagara Mohawk Power Corp.       4.5            0.0

Northeast Utilities              4.2            0.0

Lehman Brothers Holdings, Inc.   3.9            3.4

Cytec Industries, Inc.           3.3            2.1

Minsur SA Class T                2.5            0.1

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
                    % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   IN THESE MARKET SECTORS
                                   6 MONTHS AGO

Utilities           24.1           12.2

Transportation      14.4           16.6

Energy              14.3           10.2

Basic Industries    12.6           7.8

Holding Companies   10.6           12.1

ASSET ALLOCATION
AS OF OCTOBER 31, 1995* AS OF APRIL 30, 1995**
1
Row: 1, Col: 1, Value: 7.6
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 40.4
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 1, Value: 12.3
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 35.6
Row: 1, Col: 4, Value: 50.5
Stocks 92.2%
Bonds 0.2%
Short-term
Investments 7.6%
FOREIGN
INVESTMENTS 47.1%
Stocks 87.6%
Bonds 0.1%
Short-term
Investments 12.3%
FOREIGN
INVESTMENTS 42.0%
**
*


INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.3%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 11.7%
CHEMICALS & PLASTICS - 3.3%
Cytec Industries, Inc. (a)(c)  1,000,000 $ 54,750
METALS & MINING - 6.5%
Energy Resources of Australia Ltd.   1,500,000  5,133
Maxco, Inc. (a)(c)  431,700  3,346
Minsur SA Class T (c)  5,950,000  41,380
Paranapanema SA PN (Pfd. Reg.) (non-vtg.) (f)  2,050,000  23,581
Pechiney International SA  550,000  28,725
South Crofty Holdings Ltd. (a)(c)  2,000,000  2,826
Tambang Timah PT, Series B GDR (a)(e)  225,000  2,558
  107,549
PAPER & FOREST PRODUCTS - 1.9%
James River Corp. of Virginia  1,000,000  32,125
TOTAL BASIC INDUSTRIES   194,424
CONSTRUCTION & REAL ESTATE - 2.0%
BUILDING MATERIALS - 1.6%
CalMat Co. (c)  1,612,500  27,211
CONSTRUCTION - 0.3%
McDermott (J. Ray) SA  350,000  5,294
REAL ESTATE - 0.1%
Major Realty Corp. (a)(c)  680,000  1,445
TOTAL CONSTRUCTION & REAL ESTATE   33,950
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Oakhurst Capital, Inc. (a)  115,000  216
Oakhurst Capital, Inc. (a)(d)  174,000  277
Steel City Products, Inc. (a)(d)  174,000  5
  498
ENERGY - 14.3%
ENERGY SERVICES - 6.0%
Arethusa Offshore Ltd.   500,000  9,688
Diamond Offshore Drilling, Inc. (a)  41,000  1,020
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Dual Drilling Co. (a)(c)  1,025,000 $ 9,994
Dual Invest AS:
 Class A  100,000  562
 Class B (non-vtg.)  2,000,000  11,565
Mosvold Shipping Ltd.  2,100,000  2,024
Smedvig AS (c)  1,500,000  26,022
Transocean Drilling AS (a)(c)  2,500,000  38,149
  99,024
OIL & GAS - 8.3%
Atlantic Richfield Co.   100,000  10,675
Benton Oil & Gas Co. (a)  120,000  1,455
Cabot Oil & Gas Corp. Class A  170,000  2,274
Chieftain International, Inc. (a)  104,500  1,438
Comstock Resources, Inc. (a)  240,000  1,050
Cross Timbers Oil Co.   130,000  1,885
Elf Aquitaine  1,250,000  85,253
HS Resources, Inc. (a)  120,000  1,665
Louis Dreyfus Natural Gas Corp. (a)  116,000  1,624
Mesa, Inc. (a)  500,000  2,125
Oryx Energy Co. (a)  145,000  1,668
Parker & Parsley Petroleum Co.   120,000  2,220
Saga Petroleum AS:
 Class A  133,900  1,678
 Class B  1,000,000  12,047
Santa Fe Energy Resources, Inc. (a)  175,000  1,553
Seagull Energy Corp. (a)  135,000  2,312
Snyder Oil Corp.   120,000  1,230
Union Pacific Resources Group, Inc. (a)  160,000  3,640
Union Texas Petroleum Holdings, Inc.   170,000  3,060
  138,852
TOTAL ENERGY   237,876
FINANCE - 10.6%
INSURANCE - 6.7%
Abtrust Lloyds Insurance Trust PLC (c)  3,000,000  3,841
Acceptance Insurance Co., Inc. (a)(c)  1,095,500  16,432
Angerstein Underwriting Trust PLC (c)  10,000,000  13,987
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Angerstein Underwriting Trust PLC (warrants) (a)  1,000,000 $ 364
Archer (AJ) Holdings PLC (c)  2,559,300  2,144
CLM Insurance Fund PLC (c)  8,600,000  12,641
Euclidian PLC (a)  865,000  1,189
Finsbury Underwriting Investment Trust PLC (c)  3,000,000  4,884
HCG Lloyds Investment Trust PLC (c)  6,500,000  9,246
Hiscox Select Insurance Fund PLC  1,000,000  1,612
London Insurance Market Investment Trust PLC  12,000,000  19,725
Masthead Insurance Underwriting PLC (c)  4,000,000  5,753
Matheson Lloyds Investment Trust PLC (c)  2,500,000  3,121
New London Capital PLC (c)  6,000,000  7,966
Ockham Holdings PLC (c)  5,050,000  4,110
Syndicate Capital Trust PLC (c)  3,000,000  4,362
  111,377
SECURITIES INDUSTRY - 3.9%
Lehman Brothers Holdings, Inc.   3,000,000  65,250
TOTAL FINANCE   176,627
HOLDING COMPANIES - 10.6%
Brierley Investments Ltd.   100,000,000  77,733
Lonrho Ltd. Ord. (c)  40,000,000  98,939
  176,672
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Genlyte Group, Inc. (a)(c)  1,280,000  7,040
NONDURABLES - 0.0%
AGRICULTURE - 0.0%
Alico, Inc.   12,500  219
PRECIOUS METALS - 1.7%
Coeur d'Alene Mines Corp. (c)  1,500,000  25,313
Pan American Silver Corp. (a)  275,400  1,818
War Eagle Mining, Inc. (a)(c)  750,000  965
  28,096
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 1.2%
Hancock Fabrics, Inc. (c)  2,135,000 $ 18,681
House of Fabrics, Inc. (a)(c)  700,000  394
  19,075
TECHNOLOGY - 0.5%
ELECTRONIC INSTRUMENTS - 0.5%
Medar, Inc. (a)(c)  870,000  7,395
TRANSPORTATION - 14.2%
SHIPPING - 14.2%
Argonaut AB:
 Class A Free shares  1,000,000  1,539
 Class B Free shares (a)(c)  9,500,000  14,617
Atlantic Container Lines AB (a)(c)(e)  582,200  7,388
BT Shipping Ltd. ADR (a)(c)  875,000  2,406
Benor Tankers (a)  650,000  3,132
Bergesen Group:
 Class A  1,550,000  32,118
 Class B  1,550,000  31,869
Bona Shipholdings Ltd. (a)  1,000,000  10,280
Bonheur AS (c)  730,000  14,716
Concordia Maritime AB Class B Free shares (a)(c)  2,000,000  4,525
First Olsen Tankers Ltd. (a)(c)  2,000,000  12,208
Frontline (a)(c)  3,400,000  8,770
Ganger Rolf (c)  850,000  17,340
ICB Shipping Class B (c)  2,800,000  23,230
International Shipholding Corp. (c)  480,000  11,460
London & Overseas Freighters PLC  225,000  284
London & Overseas Freighters PLC sponsored ADR  80,000  990
Nordstroem & Thulin AB Class B Free shares (c)  7,410,000  19,896
Teekay Shipping Corp. (c)  780,000  18,135
Wah Kwong Shipping Holdings Ltd.   1,380,000  1,937
  236,840
UTILITIES - 24.1%
ELECTRIC UTILITY - 24.1%
Centerior Energy Corp. (c)  10,000,000  100,000
Entergy Corp.   3,500,000  99,750
New York State Electric & Gas Corp.   100,000  2,525
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Niagara Mohawk Power Corp.   6,900,000 $ 74,175
Northeast Utilities  2,820,000  69,795
Ohio Edison Co.   520,000  11,895
Peco Energy Co.   350,000  10,238
Public Service Co. of New Mexico (a)  500,000  8,375
Tucson Electric Power Co. (a)  8,000,000  24,000
  400,753
TOTAL COMMON STOCKS
(Cost $1,408,587)   1,519,465
NONCONVERTIBLE PREFERRED STOCKS - 0.9%
BASIC INDUSTRIES - 0.9%
METALS & MINING - 0.9%
Freeport-McMoran Copper & Gold, Inc.
depositary shares representing
0.025 silver denominated pfd. (Cost $14,776)  750,000  15,750
CONVERTIBLE BONDS - 0.2%
 MOODY'S RATINGS  PRINCIPAL
 (UNAUDITED) AMOUNT (B) (000S)
TRANSPORTATION - 0.2%
SHIPPING - 0.2%
Concordia Maritime AB 7%, 4/30/02
(Cost $2,161)  - SEK 16,100  3,060
REPURCHASE AGREEMENTS - 7.6%
 MATURITY
 AMOUNT
 (000S)
Investments in repurchase agreements,
(U.S. Treasury obligations), in a joint
trading account at 5.88% dated
10/31/95 due 11/1/95  $ 126,591  126,570
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,552,094)    $ 1,664,845
CURRENCY ABBREVIATIONS
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Affiliated company (see Note 7 of Notes to Financial Statements).
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Oakhurst Capital, Inc. 9/27/94 $ 581
Steel City Products, Inc. 9/27/94 $ 5
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,946,000 or 0.6% of net assets.
6. Shares in thousands.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  52.9%
Norway  12.8
United Kingdom  11.7
France  6.9
Sweden  5.0
New Zealand  4.7
Peru  2.5
Brazil  1.4
Others (individually less than 1%)  2.1
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $1,554,979,000. Net unrealized appreciation aggregated $109,866,000, of which $208,126,000 related to appreciated investment securities and $98,260,000 related to depreciated investment securities. The fund hereby designates $17,165,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                       $ 1,664,845
agreements of $126,570) (cost $1,552,094) -
See accompanying schedule

Receivable for investments sold                                                 38,762

Receivable for fund shares sold                                                 964

Dividends receivable                                                            3,860

Interest receivable                                                             8

Other receivables                                                               367

 TOTAL ASSETS                                                                   1,708,806

LIABILITIES

Payable for investments purchased                                   $ 29,458

Payable for fund shares redeemed                                     3,332

Accrued management fee                                               1,126

Other payables and accrued expenses                                  727

Collateral on securities loaned, at value                            14,166

 TOTAL LIABILITIES                                                              48,809

NET ASSETS                                                                     $ 1,659,997

Net Assets consist of:

Paid in capital                                                                $ 1,409,531

Undistributed net investment income                                             34,952

Accumulated undistributed net realized gain (loss) on                           102,774
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   112,740
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 93,747 shares outstanding                                      $ 1,659,997

NET ASSET VALUE and redemption price per share                                  $17.71
($1,659,997 (divided by) 93,747 shares)

Maximum offering price per share (100/97.00 of $17.71)                          $18.26


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME                                                       $ 46,518
Dividends (including $17,935 received from
affiliated issuers)

Interest (including income on securities loaned of $111)                 10,815

 TOTAL INCOME                                                            57,333

EXPENSES

Management fee                                               $ 10,498
Basic fee

 Performance adjustment                                       2,841

Transfer agent fees                                           4,167

Accounting fees and expenses                                  678

Non-interested trustees' compensation                         35

Custodian fees and expenses                                   276

Audit                                                         36

 Total expenses before reductions                             18,531

 Expense reductions                                           (524)      18,007

NET INVESTMENT INCOME                                                    39,326

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of     118,162
 $(18,453) on sales of investments in affilated issues)

 Foreign currency transactions                                (221)      117,941

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                        85,601

 Assets and liabilities in foreign currencies                 (45)       85,556

NET GAIN (LOSS)                                                          203,497

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 242,823
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                          1995           1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 39,326       $ 20,973
Net investment income

 Net realized gain (loss)                                  117,941        187,351

 Change in net unrealized appreciation (depreciation)      85,556         (130,144)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           242,823        78,180
FROM OPERATIONS

Distributions to shareholders                              (16,152)       (7,623)
From net investment income

 From net realized gain                                    (138,737)      (121,427)

 TOTAL DISTRIBUTIONS                                       (154,889)      (129,050)

Share transactions                                         711,829        1,446,506
Net proceeds from sales of shares

 Reinvestment of distributions                             152,268        126,664

 Cost of shares redeemed                                   (961,510)      (1,143,652)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (97,413)       429,518
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (9,479)        378,648

NET ASSETS

 Beginning of period                                       1,669,476      1,290,828

 End of period (including undistributed net investment    $ 1,659,997    $ 1,669,476
income of $34,952 and $18,112, respectively)

OTHER INFORMATION
Shares

 Sold                                                      43,318         84,808

 Issued in reinvestment of distributions                   10,084         7,499

 Redeemed                                                  (57,882)       (68,525)

 Net increase (decrease)                                   (4,480)        23,782


FINANCIAL HIGHLIGHTS

                               YEARS ENDED OCTOBER 31,

                               1995                      1994 D    1993      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 17.00                   $ 17.34   $ 13.72   $ 15.48   $ 12.85
of period

Income from Investment
Operations

 Net investment income          .36                       .17       .14       .26       .85
                                                                                       C

 Net realized and               1.98                      1.00      4.30      .73       1.96
unrealized gain (loss)

 Total from investment          2.34                      1.17      4.44      .99       2.81
operations

Less Distributions              (.17)                     (.10)     (.18)     (.62)     (.17)
From net investment
income

 From net realized gain         (1.46)                    (1.41)    (.64)     (2.13)    (.01)

 Total distributions            (1.63)                    (1.51)    (.82)     (2.75)    (.18)

Net asset value, end of        $ 17.71                   $ 17.00   $ 17.34   $ 13.72   $ 15.48
period

TOTAL RETURN A,B                15.42                     6.97      34.12     9.34      22.05
                               %                         %         %         %         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,660                   $ 1,669   $ 1,291   $ 1,009   $ 1,110
(in millions)

Ratio of expenses to            1.09                      1.19      .87       .71       .83
average net assets             %                         %         %         %         %

Ratio of expenses to            1.06                      1.17      .86       .71       .83
average net assets after       %                         %         %         %         %
expense reductions

Ratio of net investment         2.31                      1.22      .93       1.63      3.87
income to average net          %                         %         %         %         %
assets

Portfolio turnover rate         87                        124       120       99        72
                               %                         %         %         %         %


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.43 PER SHARE.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF
INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $282,000 or 0.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,322,531,000 and $1,397,975,000 respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .78% of average net assets after the performance adjustment.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. FDC is paid a 3% sales charge on sales of shares of the fund. Prior to October 12, 1990, FDC was paid a 2% sales charge and a 1% deferred sales charge. Shares purchased before October 12, 1990 are subject to the deferred sales charge upon redemption. For the period, FDC received sales
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
charges and deferred sales charges of $715,000 and $178,000, respectively, on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period November 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,480,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $13,902,000 and $14,166,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $524,000 under this arrangement.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Abtrust Lloyds Insurance Trust PLC  $  - $ - $ 214 $ 3,841
Acceptance Insurance Co., Inc.   7,301  12,305  -  16,432
Angerstein Underwriting Trust PLC    7,739  125  239  13,987
Archer (AJ) Holdings PLC   418  -  -  2,144
Argonaut AB Class B Free shares    10,168  -  -  14,617
Atlantic Container Lines AB    888  686  -  7,388
Bergesen Group Class A    17,260  4,649  138  32,118
Bonheur AS    2,260  -  -  14,716
Borden, Inc.    -  49,365  287  -
Bowater, Inc.    1,282  4,785  600  -
BT Shipping Ltd. ADR    -  -  -  2,406
CLM Insurance Fund PLC    3,519  -  289  12,641
CalMat Co.    7,378  151  398  27,211
Centerior Energy Corp.    1,239  54,775  9,644  100,000
Coeur d'Alene Mines Corp.    -  -  225  25,313
Concordia Maritime AB
 Class B Free shares    1,048  -  -  4,525
Cytec Industries, Inc.    -  -  -  54,750
Delian Lloyds Investment Trust PLC    -  7,739  127  -
Dual Drilling Co.    2,442  2,620  -  9,994
Finsbury Underwriting Investment
 Trust PLC    -  -  81  4,884
First Olsen Tankers Ltd.    -  -  -  12,208
Four Seasons Hotels, Inc.    -  -  -  -
Frontline    1,788  -  -  8,770
Ganger Rolf    5,527  -  195  17,340
Genlyte Group, Inc.    -  -  -  7,040
Hallwood Group, Inc.    -  1,007  -  -
Hancock Fabrics, Inc.    1,316  1,272  670  18,681
HCG Lloyds Investment Trust PLC    -  -  129  9,246
House of Fabrics, Inc.    -  2,404  -  394
ICB Shipping Class B    -  -  25  23,230
International Shipholding Corp.    -  400  100  11,460
Kahler Realty Corp.    -  898  27  -
Lonrho Ltd. Ord.    3,109  3,531  3,188  98,939
Major Realty Corp.    -  53  -  1,445
Masthead Insurance Underwriting PLC    -  -  198  5,753
Matheson Lloyds Investment Trust PLC    3,128  -  32  3,121
Maxco, Inc.    -  8  -  3,346
Medar, Inc.    2,057  585  -  7,395
Minsur SA Class T    11,692  468  -  41,380
Neiman-Marcus Group, Inc.    7,864  35,818  153  -
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
DOLLAR AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
New London Capital PLC   $ - $ - $ 252 $ 7,966
Nordstroem & Thulin AB
 Class B Free shares    10,951  -  -  19,896
Ockham Holdings PLC    231  -  79  4,110
Premium Trust    -  1,511  -  -
Smedvid Tankships Ltd.    3,736  15,477  191  -
Smedvig AS    250  1,476  155  26,022
South Crofty Holdings Ltd.    473  -  -  2,826
Syndicate Capital Trust PLC    -  -  131  4,362
Teekay Shipping Corp.    -  -  168  18,135
Transocean Drilling AS    -  5,588  -  -
War Eagle Mining, Inc.    -  -  -  965
Wilrig AS   -  4,184  -  -
TOTALS  $ 115,064 $ 211,880 $ 17,935 $ 700,997
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Capital Trust: Fidelity Capital Appreciation Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Capital Trust: Fidelity Capital Appreciation Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 4, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Capital Appreciation Fund voted to pay on December 11, 1995, to shareholders of record at the opening of business on December 8, 1995, a distribution of $1.00 derived from capital gains realized from sales of portfolio securities and a dividend of $.40 from net investment income.
A total of 23% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.

(2_FIDELITY_LOGOS)FIDELITY

STOCK SELECTOR

ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     23   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    27   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            32


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage of change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995    PAST 1   PAST 5    LIFE OF
                                  YEAR     YEARS     FUND

Stock Selector                    31.54%   198.08%   192.11%

S&P 500(registered trademark)     26.44%   121.65%   124.48%

Average Growth Fund               22.14%   125.83%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 28, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 558 growth funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Stock Selector                    31.54%   24.41%   23.41%

S&P 500                           26.44%   17.26%   17.20%

Average Growth Fund               22.14%   17.24%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Fidelity StStandard &
     09/28/90   10000.00  10000.00
     09/30/90   10000.00  10171.45
     10/31/90    9800.00  10127.71
     11/30/90   10660.00  10781.96
     12/31/90   11150.69  11082.78
     01/31/91   12313.89  11565.99
     02/28/91   13376.82  12392.96
     03/31/91   13948.39  12692.87
     04/30/91   14179.02  12723.33
     05/31/91   14800.74  13272.98
     06/30/91   13988.50  12665.08
     07/31/91   14640.29  13255.27
     08/31/91   14921.07  13569.42
     09/30/91   14870.93  13342.81
     10/31/91   15231.92  13521.60
     11/30/91   14670.38  12976.68
     12/31/91   16273.85  14461.21
     01/31/92   16763.21  14192.24
     02/29/92   17408.75  14376.73
     03/31/92   17065.16  14096.39
     04/30/92   16940.21  14510.82
     05/31/92   17002.68  14581.92
     06/30/92   16721.56  14364.65
     07/31/92   17398.34  14952.17
     08/31/92   16940.21  14645.65
     09/30/92   17127.63  14818.47
     10/31/92   17460.81  14870.33
     11/30/92   18210.47  15377.41
     12/31/92   18783.92  15566.55
     01/31/93   19306.58  15697.31
     02/28/93   19263.92  15910.80
     03/31/93   19957.25  16246.51
     04/30/93   19338.58  15853.35
     05/31/93   19882.58  16278.22
     06/30/93   20277.25  16325.42
     07/31/93   20234.58  16260.12
     08/31/93   21119.91  16876.38
     09/30/93   21706.57  16746.43
     10/31/93   21493.24  17093.08
     11/30/93   20767.91  16930.70
     12/31/93   21408.36  17135.56
     01/31/94   22447.38  17718.17
     02/28/94   22344.62  17238.01
     03/31/94   21339.85  16486.43
     04/30/94   21945.00  16697.46
     05/31/94   21750.89  16971.30
     06/30/94   21088.66  16555.50
     07/31/94   21408.36  17098.52
     08/31/94   22607.23  17799.56
     09/30/94   21785.15  17363.47
     10/31/94   22207.60  17754.15
     11/30/94   21134.33  17107.54
     12/31/94   21574.27  17361.25
     01/31/95   20851.51  17811.42
     02/28/95   22176.56  18505.53
     03/31/95   22995.69  19051.63
     04/30/95   23814.81  19612.70
     05/31/95   24212.33  20396.62
     06/30/95   26091.49  20870.44
     07/31/95   28091.12  21562.50
     08/31/95   28295.90  21616.62
     09/30/95   29645.04  22528.84
     10/31/95   29211.39  22448.42

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Stock Selector on September 28, 1990, when the fund started. As the chart shows, by October 31, 1995, the value of your investment would have grown to $29,211 - a 192.11% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $22,448 - a 124.48% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended October
31, 1995. The Standard & Poor's
Composite Index of 500 Stocks
finished the 12-month period with
a total return of 26.44% - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal
Reserve Board cut the federal
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally. Technology
companies - whose goods and
services benefited from both
corporate and consumer demand
- posted the strongest earnings
growth and stock price gains.
Lower interest rates and
continued merger and acquisition
activity helped financial stocks
perform especially well. In June,
the Dow Jones Industrial Average
closed above 4500 for the first
time. Returns from foreign
markets suffered as investors
brought capital back to the U.S.
The Morgan Stanley Emerging
Markets Free Index was down
19.43% for the 12 months ended
October 31, 1995. The Morgan
Stanley EAFE (Europe, Australia,
Far East) Index was down 0.37%
for the year ended October 31,
1995. European markets have
fared well through the first 10
months of 1995, while the
Japanese market has struggled
through much of the year.
An interview with Brad Lewis, Portfolio Manager of Fidelity Stock Selector
Q. BRAD, HOW DID THE FUND PERFORM?
A. The fund performed very well. For the 12 months ended October 31, 1995, Stock Selector returned 31.54% while the average growth fund returned 22.14%, according to Lipper Analytical Services.
Q. WHAT FACTORS LED THE FUND TO SUCH STRONG RETURNS DURING THE PAST SIX
MONTHS?
A. Stock Selector benefited from its ability to overweight certain industries. For most of the period, the fund was heavily invested in technology stocks, which performed well during the period. Basically, the fund's performance during the period was due to good stock selection in a market where big cap stocks have done quite well. Broader market averages such as the Russell 2000 and Value Line Index have substantially lagged Stock Selector's return.
Q. DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE FUND'S STOCK SELECTION METHODOLOGY DURING THE PERIOD?
A. Not really. Though I'm always fine tuning, I haven't made any major adjustments since the fund began using a new artificial intelligence algorithm in place of the neural network in February 1995. The database now consists of more than 15,000 stock observations and the algorithms measure cause-and-effect relationships. I use artificial intelligence to analyze seven to 10 years of data on a particular stock and the computer reaches some conclusions about how it's behaved in a variety of circumstances and market conditions. Then I reconcile this information with current data to determine expected returns in the future.
Q. THOUGH TECHNOLOGY IS STILL A FAIRLY LARGE SECTOR HOLDING IN THE FUND, IT DROPPED FROM 33.5% OF TOTAL INVESTMENTS SIX MONTHS AGO TO 12% AS OF OCTOBER 31, 1995. WHY DID YOU REDUCE THE FUND'S TECHNOLOGY HOLDING?
A. At the end of July 1995, my top-down econometric models, which I use to help me make purchase and sale decisions, turned cautious on the fund's investment mix. In order to revise the fund's investments to be consistent with the models, I began cutting back on technology stocks. As a result, the fund benefited accordingly when technology stocks suffered a setback in September.
Q. WHAT OTHER STRATEGIC CHANGES DID YOU MAKE TO THE FUND DURING THE PERIOD?
A. While reducing the fund's investment in technology, I increased its holdings in market sectors such as health and financial stocks. The quantitative models that I use indicated that larger capitalized companies with stable earnings growth would have the best prospects going forward. As a result, the fund is more defensively positioned in stocks such as Schering Plough and Citicorp.
Q. WHAT IMPACT DID THE FUND'S INVESTMENTS IN FOREIGN STOCKS HAVE DURING THE PERIOD?
A. At the end of October 1995 the fund had about 10% of its total investments invested overseas. The fund's foreign investments produced a somewhat negative effect on results since European countries haven't shown returns that have been nearly as strong as those in the U.S.
Q. WHICH PARTICULAR STOCKS PERFORMED WELL?
A. On the foreign side, Nokia performed well during the period, returning 36% during the past six months. So did Micron Technology, the fund's largest holding before I reduced it considerably in August. Between May and October 1995 it rose more than 70%, contributing positively to the fund's performance. Another strong contributor was Oxford Health Plans, which increased more than 80% during the period.
Q. THE FUND HAS ABOUT 12% OF ITS ASSETS INVESTED IN S&P 500 FUTURES. WHAT'S YOUR STRATEGY?
A. When the market looks vulnerable - as the models indicated it did towards the end of the period - I like to have liquidity in the fund. However, with the market doing well, I still want to participate rather than hold cash. Therefore, I've found that futures are an effective way to get returns that mirror the market while maintaining liquidity in the fund. Of course, futures are not without risk and can be vulnerable to shifts in the market.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. Well, I think it's highly unlikely that we'll see the kind of returns in the next six months that we have in the past six months. I expect to increase the fund's holdings in foreign stocks in the next three to six months as the market outlook improves there. Investors should know, however, that no investment method is foolproof and that anything can happen in the short term.

FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
mainly in common stocks that
are determined through both
technical and fundamental
analysis, to be undervalued
compared to others in their
industries
START DATE: September 28,
1990
SIZE: as of October 31, 1995,
more than $1.1 billion
MANAGER: Bradford Lewis,
since 1990; manager,
Fidelity Disciplined Equity,
since 1988, and Fidelity
Small Cap Stock, since
1993; joined Fidelity in 1985
(checkmark)
BRAD LEWIS ON INVESTING IN
QUANT FUNDS:
"Most equity fund managers
make choices based on
research derived from a
traditional research department.
Quantitative funds are different.
The quant funds at Fidelity
are driven by a unique
methodology, which often
drives them to invest in
different stocks than you
might find in a traditionally
managed fund. Investors who
own quantitative funds in their
portfolios will derive the
benefits of style
diversification. By owning
funds with differing
investment methodologies,
portfolio risk can be lowered.
"In addition, since computer
models are dispassionate,
investors in quant funds get a
certain consistency in stock
selection. A quant fund is more
likely to ride out temporary
shifts in the market than to
react to them."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1995
                            % OF FUND'S   % OF FUND'S
                            INVESTMENTS   INVESTMENTS
                                          IN THESE STOCKS
                                          6 MONTHS AGO

Oxford Health Plans, Inc.   3.6           0.0

NIKE, Inc. Class B          2.7           1.1

Scott Paper Co.             2.7           2.6

Schering-Plough Corp.       2.6           0.0

Medtronic, Inc.             2.6           0.8

St. Jude Medical, Inc.      2.4           0.0

Citicorp                    2.3           0.0

Micron Technology, Inc.     2.3           5.0

Exxon Corp.                 2.3           0.0

HealthCare COMPARE Corp.    2.0           0.0

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
                   % OF FUND'S   % OF FUND'S
                   INVESTMENTS   INVESTMENTS
                                 IN THESE MARKET SECTORS
                                 6 MONTHS AGO

Health             20.9          8.9

Finance            12.8          4.8

Technology         12.0          33.5

Basic Industries   7.7           10.7

Energy             6.1           0.0

ASSET ALLOCATION
AS OF OCTOBER 31, 1995* AS OF APRIL 30, 1995**
Row: 1, Col: 1, Value: 6.3
Row: 1, Col: 2, Value: 43.7
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 1, Value: 23.5
Row: 1, Col: 2, Value: 46.5
Row: 1, Col: 3, Value: 30.0
Stocks and
equity futures 93.7%
Short-term
investments 6.3%
FOREIGN
INVESTMENTS 10.2%
Stocks 76.5%

Short-term
investments 23.5%
FOREIGN
INVESTMENTS 10.1%
*
**
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 81.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 1.4%
McDonnell Douglas Corp.   192,500 $ 15,737
SHIP BUILDING & REPAIR - 0.1%
Celsius Industrier AB Class B  32,000  606
TOTAL AEROSPACE & DEFENSE   16,343
BASIC INDUSTRIES - 7.7%
CHEMICALS & PLASTICS - 2.3%
BASF AG  4,000  877
Bayer AG  10,000  2,658
CGIP   3,000  568
Cytec Industries, Inc. (a)  11,600  635
Eastman Chemical Co.   136,800  8,140
Engelhard Corp.   58,200  1,448
Great Lakes Chemical Corp.   10,700  718
Hercules, Inc.   71,100  3,795
Hoechst AG Ord.   2,000  525
Kemira OY  25,000  210
Minerals Technologies, Inc.   5,800  231
Sealed Air Corp. (a)  34,700  915
Sekisui Chemical Co. Ltd.   60,000  782
Terra Industries, Inc.   345,000  4,356
  25,858
IRON & STEEL - 0.0%
Algoma Steel, Inc. (a)  2,700  12
Thyssen AG Ord. (a)  1,500  270
  282
METALS & MINING - 0.2%
Eramet SA  10,000  676
Nittetsu Mining Co. Ltd.   30,000  260
Phelps Dodge Corp.   6,500  412
RTZ Corp. PLC Ord.   20,000  277
  1,625
PAPER & FOREST PRODUCTS - 5.2%
Boise Cascade Corp.   234,400  8,497
Bowater, Inc.   57,300  2,536
Champion International Corp.   88,600  4,740
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Enso-Gutzeit OY Class R Free shares  50,000 $ 392
Georgia-Pacific Corp.   33,200  2,739
Mo Och Domsjoe AB Class B  5,000  255
Scott Paper Co.   570,200  30,363
Willamette Industries, Inc.   160,100  9,286
  58,808
TOTAL BASIC INDUSTRIES   86,573
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
Coflexip sponsored ADR  124,900  1,748
Lafarge Coppee SA  4,000  266
  2,014
CONSTRUCTION - 0.0%
Sekisui House Ltd.   50,000  578
TOTAL CONSTRUCTION & REAL ESTATE   2,592
DURABLES - 3.5%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Danaher Corp.   32,000  991
Honda Motor Co. Ltd.   30,000  523
Magna International, Inc. Class A  15,000  653
Michelin SA Cie Generale des Etablissements Class B  15,000  607
Toyota Motor Corp.   50,000  931
Transpro, Inc. (a)  17,000  187
Volvo AB Class B  30,000  677
  4,569
CONSUMER DURABLES - 0.2%
Department 56, Inc. (a)  37,600  1,706
CONSUMER ELECTRONICS - 0.2%
Citizen Watch Co. Ltd. Ord. (a)  50,000  343
Matsushita Electric Industrial Co. Ltd.   100,000  1,421
  1,764
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 2.7%
Jones Apparel Group, Inc. (a)  4,600 $ 158
NIKE, Inc. Class B  545,000  30,929
  31,087
TOTAL DURABLES   39,126
ENERGY - 6.1%
ENERGY SERVICES - 0.2%
Sonat Offshore Drilling, Inc.   78,000  2,476
INDEPENDENT POWER - 0.9%
Thermo Electron Corp. (a)  214,600  9,872
OIL & GAS - 5.0%
Atlantic Richfield Co.   158,500  16,920
Chieftain International, Inc. (a)  50,000  688
Elf Aquitaine sponsored ADR  15,000  506
Exxon Corp.   338,600  25,861
Mobil Corp.   117,900  11,878
Norsk Hydro AS ADR  5,000  200
Saga Petroleum AS Class B  30,000  361
Total SA sponsored ADR  10,000  309
  56,723
TOTAL ENERGY   69,071
FINANCE - 12.8%
BANKS - 3.6%
ABN-AMRO Holdings NV  12,500  525
Banco de Galicia Y Buenos Aires SA sponsored
ADR representing Class B shares   25,000  478
Banco Frances del Rio de la Plata SA ADR  25,000  547
Bank of Boston Corp.   6,000  267
Bank of New York Co., Inc.   91,000  3,822
Citicorp  404,000  26,208
Commerce Bancshares, Inc.   38,400  1,440
Deutsche Bank AG  27,500  1,243
Fokus Bank AS (a)  69,900  371
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Fokus Bank AS (a)(b)  42,000 $ 223
Mercantile Bankshares Corp.   129,000  3,548
Nordbanken AB (b)  38,000  562
Societe Generale Class A  4,000  458
Skandinaviska Enskilda Banken Class A Free shares  40,000  270
Toronto Dominion Bank   25,000  442
  40,404
CLOSED END INVESTMENT COMPANY - 1.4%
All Seasons Global Fund, Inc.   13,100  56
Alliance Global Environment Fund (a)  70,000  656
Central European Equity Fund (a)  60,000  960
Emerging Germany Fund, Inc.   150,000  1,088
Emerging Markets Infrastructure Fund, Inc.   70,300  668
Five Arrows Chile Investment Trust Ltd.   1,650,000  4,784
GT Global Developing Markets Fund  200,000  1,875
Global Health Sciences Fund (a)  20,000  295
Growth Fund of Spain, Inc.   50,000  525
Morgan Stanley Asia-Pacific Fund, Inc.   100,000  1,100
The New Germany Fund, Inc.   45,000  551
Southern Africa Fund, Inc.   30,600  474
TCW/DW Emerging Markets Opportunities Trust (SBI)  175,000  1,663
Templeton Dragon Fund, Inc.   85,000  1,020
  15,715
CREDIT & OTHER FINANCE - 1.7%
Bank of International Settlements  100  924
Green Tree Financial Corp.   685,800  18,259
Mercury Finance Co.   2,400  31
  19,214
INSURANCE - 5.0%
CIGNA Corp.   13,500  1,338
Dai-Tokyo Fire & Marine Insurance Ord.   100,000  644
Dowa Fire & Marine Industries Co. Ltd.   50,000  233
General Re Corp.   53,600  7,765
HealthCare COMPARE Corp. (a)  613,000  22,681
International Nederlanden Groep NV  12,500  745
MGIC Investment Corp.   126,900  7,217
Mercury General Corp.   9,000  378
Providian Corp.   209,000  8,203
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Prudential Reinsurance Holdings, Inc. (a)  13,700 $ 279
Royal Insurance Holdings PLC  394,852  2,437
SunAmerica, Inc.   69,000  4,295
  56,215
SECURITIES INDUSTRY - 1.1%
Canadian General Investment Ltd.   25,000  588
Donaldson Lufkin & Jenrette, Inc.  1,200  36
Franklin Resources, Inc.   138,100  7,009
Nomura Securities Co. Ltd.   30,000  550
Price (T. Rowe) Associates, Inc.   20,300  1,010
Schwab (Charles) Corp.   124,000  2,837
Yamaichi Securities Co. Ltd.   30,000  158
  12,188
TOTAL FINANCE   143,736
HEALTH - 20.9%
DRUGS & PHARMACEUTICALS - 8.5%
Amgen, Inc. (a)  468,500  22,488
Andrea-Noris Zahn  2,500  657
Astra AB Class A Free shares  15,000  552
Bristol-Myers Squibb Co.   133,100  10,149
Depotech Corp. (a)  1,700  25
Elf Sanofi SA  8,800  562
Glaxo PLC sponsored ADR  40,000  1,085
Merck & Co., Inc.   304,800  17,526
Myriad Genetics (a)  1,100  30
Novo-Nordisk AS Class B  7,500  955
Pfizer, Inc.   130,900  7,510
Pharmacia AB Class A Free shares  20,000  697
Schering-Plough Corp.   557,400  29,890
Sigma Aldrich Corp.   37,600  1,786
SmithKline Beecham PLC ADR  10,000  519
Takeda Chemical Industries Ltd.   100,000  1,411
  95,842
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 8.6%
Abbott Laboratories  524,900 $ 20,865
Becton, Dickinson & Co.   51,000  3,315
Biomet, Inc. (a)  211,800  3,521
Boston Scientific Corp. (a)  131,000  5,518
Cardinal Health, Inc.   2,300  118
Gehe AG  1,200  589
Instrumentarium OY Class B  10,000  259
Medtronic, Inc.   511,400  29,533
Millipore Corp.   180,900  6,399
Orthofix International  10,000  98
St. Jude Medical, Inc. (a)  499,400  26,593
Scandinavian Mobility (b)  12,000  286
  97,094
MEDICAL FACILITIES MANAGEMENT - 3.8%
Health Management Associates, Inc. Class A (a)  4,500  97
Oxford Health Plans, Inc. (a)  520,200  40,705
Sterling House Corp.   2,400  30
Total Renal Care Holdings  1,500  23
Vivra, Inc.   66,900  2,208
  43,063
TOTAL HEALTH   235,999
HOLDING COMPANIES - 0.0%
Sanluis Corp. Unit  4,600  22
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
ELECTRICAL EQUIPMENT - 1.1%
Alcatel Alsthom sponsored ADR  80,000  1,350
Allen Group, Inc. (The)  68,000  1,666
Amphenol Corp. Class A (a)  26,000  562
Glenayre Technologies, Inc.   91,100  5,853
Omron Corp.   100,000  2,342
Philips Electronics NV (Bearer)  10,000  386
Twentsche Kabel Holding NV  8,400  287
  12,446
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Bucher Holding AG (Bearer)  500 $ 315
Cardo AB (a)  20,000  311
Dover Corp.   4,700  186
Illinois Tool Works, Inc.   5,700  331
Mitsubishi Heavy Industries Ltd.   150,000  1,160
SKF AB Ord.   15,000  284
  2,587
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   15,033
MEDIA & LEISURE - 2.0%
BROADCASTING - 0.0%
Carlton Communications  25,000  381
LEISURE DURABLES & TOYS - 1.4%
Cobra Golf, Inc. (a)  88,500  2,301
Mattel, Inc.   422,300  12,141
Salomon SA  500  289
Takara Co. Ltd.   80,000  619
  15,350
LODGING & GAMING - 0.6%
Forte PLC  600,000  2,390
La Quinta Motor Inns, Inc.   141,875  3,653
  6,043
PUBLISHING - 0.0%
Marieberg Tidnings Class A Free shares  11,000  262
Telegraaf  2,000  288
  550
RESTAURANTS - 0.0%
Royal Co. Ltd.   30,000  450
TOTAL MEDIA & LEISURE   22,774
NONDURABLES - 1.5%
BEVERAGES - 0.6%
Bass PLC Ord.   260,000  2,723
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.)  625,000  239
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
BEVERAGES - CONTINUED
Heineken NV  2,000 $ 355
Kirin Brewery Co. Ltd.   40,000  404
PepsiCo, Inc.   49,800  2,627
  6,348
FOODS - 0.8%
Eridania Beghin Say Group Ord.   3,000  505
Cultor OY Ord., Series 2  10,000  415
Hillsdown Holdings PLC  71,153  188
IBP, Inc.   107,400  6,431
Nestle SA (Reg.)  1,000  1,047
  8,586
HOUSEHOLD PRODUCTS - 0.1%
Orkla AS Class B (non-vtg.)  10,000  487
Kao Corp.   60,000  729
Unilever NV Ord.   1,500  196
  1,412
TOTAL NONDURABLES   16,346
PRECIOUS METALS - 0.1%
Anglo American Corp. of South Africa Ltd.:
 ADR  10,000  568
 (Reg.)  15,000  853
  1,421
RETAIL & WHOLESALE - 2.7%
DRUG STORES - 0.7%
Eckerd Corp. (a)  12,600  499
General Nutrition Companies, Inc. (a)  98,000  2,438
Walgreen Co.   177,700  5,064
  8,001
GENERAL MERCHANDISE STORES - 0.0%
Izumiya Co. Ltd.   30,000  462
GROCERY STORES - 2.0%
Safeway, Inc. (a)  363,400  17,170
Tesco PLC Ord.   1,000,000  4,742
  21,912
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Circuit City Stores, Inc.   300 $ 10
TOTAL RETAIL & WHOLESALE   30,385
SERVICES - 1.5%
PRINTING - 1.4%
Alco Standard Corp.   152,300  13,478
Reynolds & Reynolds Co. Class A  82,300  2,932
  16,410
SERVICES - 0.1%
Robert Half International, Inc. (a)  25,000  913
TOTAL SERVICES   17,323
TECHNOLOGY - 12.0%
COMMUNICATIONS EQUIPMENT - 0.9%
Andrew Corp. (a)  53,000  2,239
Cisco Systems, Inc. (a)  17,500  1,356
Microdyne Corp. (a)  11,300  314
Newbridge Networks Corp. (a)  25,000  763
Nokia Corp. AB, Series K  100,000  5,844
  10,516
COMPUTER SERVICES & SOFTWARE - 1.0%
Cadence Design Systems, Inc. (a)  94,650  3,052
Cooper & Cheyan Technology  1,900  21
DST Systems, Inc.   5,700  120
Equifax Inc.   162,700  6,345
Smith Micro Software, Inc. (a)  500  6
SunGard Data Systems, Inc. (a)  72,500  1,994
  11,538
COMPUTERS & OFFICE EQUIPMENT - 1.5%
Canon, Inc.   100,000  1,715
Fujitsu Ltd.   100,000  1,195
NEC Corp.   100,000  1,323
OKI Electric Industry Co. Ltd. (a)  100,000  928
Read Rite Corp. (a)  301,400  10,511
Ricoh Co. Ltd. Ord.   150,000  1,617
  17,289
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 2.3%
KLA Instruments Corp. (a)  428,400 $ 18,314
Lam Research Corp. (a)  120,900  7,360
Plasma & Materials Technologies, Inc. (a)  700  8
  25,682
ELECTRONICS - 6.1%
AVX Corp.  3,600  112
Alliance Semiconductor Corp. (a)  248,100  7,629
Analog Devices, Inc. (a)  10,900  394
Arrow Electronics, Inc. (a)  270,300  13,718
Hitachi Ltd.   200,000  2,058
Kyocera Corp.   20,000  1,642
Micron Technology, Inc.   368,100  25,995
Nitto Denko Corp.   30,000  479
SGS Thomson Microelectronics NV  15,000  679
Speedfam International, Inc. (a)  6,100  100
TDK Corp.   50,000  2,582
Tegal Corp.   4,300  55
Tencor Instruments (a)  200,200  8,534
Toshiba Corp.   200,000  1,452
Vishay Intertechnology, Inc.   80,300  2,831
  68,260
PHOTOGRAPHIC EQUIPMENT - 0.2%
Fuji Photo Film Co. Ltd.   75,000  1,859
Konica Corp.   70,000  470
  2,329
TOTAL TECHNOLOGY   135,614
TRANSPORTATION - 4.1%
AIR TRANSPORTATION - 3.8%
Cathay Pacific Airways Ltd.   2,000,000  2,948
Comair Holdings, Inc.   195,700  5,492
Delta Air Lines, Inc.   100  7
Helikopter Services AS  50,000  626
Maruzen Showa Unyu Co. Ltd.   30,000  146
Northwest Airlines Corp. Class A (a)  200,000  8,025
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
AIR TRANSPORTATION - CONTINUED
Qantas Airways Ltd. sponsored ADR (a)(b)  16,200 $ 286
UAL Corp. (a)  123,000  21,633
Valuejet, Inc. (a)  80,000  4,170
  43,333
SHIPPING - 0.2%
Shun Tak Holdings Ltd.   2,500,000  1,972
TRUCKING & FREIGHT - 0.1%
New World Infrastructure Ltd. (b)  703,000  1,237
TOTAL TRANSPORTATION   46,542
UTILITIES - 3.5%
CELLULAR - 0.2%
Millicom International Cellular SA  4,000  132
Vodafone Group PLC sponsored ADR  50,000  2,044
  2,176
ELECTRIC UTILITY - 0.2%
Consolidated Electric Power Asia Ltd.   250,000  506
Empresa Nacional De Electricidad SA sponsored ADR 3,000 151 Hidroelectrisa de Cantabrico SA 10,000 301
Veba AG Ord.   40,000  1,641
  2,599
TELEPHONE SERVICES - 2.6%
BellSouth Corp.   112,000  8,568
Koninklijke PPT Nederland  10,000  352
NYNEX Corp.   366,500  17,223
Stet (Societa Finanziaria Telefonica) Spa Ord.   300,000  850
Tel-Save Holdings, Inc. (a)  1,000  14
Tele Danmark AS Class B ADR  20,000  523
Telecom Argentina Class B sponsored ADR  10,000  384
Telecom Italia Mobile Spa (a)  200,000  337
Telecom Italia Ord.   200,000  307
Telefonica de Argentina SA sponsored ADR  15,500  322
Telefonica de Espana SA sponsored ADR  10,000  376
Telefonos de Mexico SA sponsored ADR representing
shares Ord. Class L  5,000  138
  29,394
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
WATER - 0.5%
Northumbrian Water Group PLC Ord.   40,000 $ 627
Severn Trent PLC Ord.   50,000  508
South West Water PLC Ord.   75,000  594
Yorkshire Water Ord.   399,999  3,872
  5,601
TOTAL UTILITIES   39,770
TOTAL COMMON STOCKS
(Cost $777,756)   918,670
NONCONVERTIBLE PREFERRED STOCKS - 0.1%
FINANCE - 0.0%
CLOSED END INVESTMENT COMPANY - 0.0%
Thai Prime Fund   26,800  402
NONDURABLES - 0.0%
FOODS - 0.0%
Suedzucker AG  800  324
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
SAP AG  2,000  307
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Stet (Societa Finanziaria Telefonica) Spa  300,000  655
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,845)   1,688
U.S. TREASURY OBLIGATIONS - 0.7%
 MOODY'S RATINGS  PRINCIPAL
 (UNAUDITED) AMOUNT (B) (000S)
U.S. Treasury Bill, yield at date of purchase
5 1/4%, 12/7/95 (c)
(Cost $7,559) $ 7,600  7,562
REPURCHASE AGREEMENTS - 17.8%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88%, dated
10/31/95 due 11/1/95  $ 200,808 $ 200,775
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $987,935)   $ 1,128,695
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED     DATE AMOUNT AT VALUE
GAIN/(LOSS)
    (000S) (000S)
PURCHASED
470 S&P 500 Futures Contracts   Dec. 1995 $ 137,205 $ (788)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 12.2%
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,594,000 or 0.2% of net assets.
3. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,979,000.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.8%
Japan  2.8
United Kingdom  2.4
Others (individually less than 1%)  5.0
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $988,185,000. Net unrealized appreciation aggregated $140,510,000, of which $158,141,000 related to appreciated investment securities and $17,631,000 related to depreciated investment securities. The fund hereby designates $17,160,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER SHARE AMOUNT) OCTOBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                      $ 1,128,695
agreements of $200,775) (cost $987,935) -
See accompanying schedule

Receivable for investments sold                                                35,092

Receivable for fund shares sold                                                14,756

Dividends receivable                                                           978

Other receivables                                                              107

 TOTAL ASSETS                                                                  1,179,628

LIABILITIES

Payable for investments purchased                                  $ 34,132

Payable for fund shares redeemed                                    8,656

Accrued management fee                                              679

Payable for daily variation on futures contracts                    828

Other payables and accrued expenses                                 335

 TOTAL LIABILITIES                                                             44,630

NET ASSETS                                                                    $ 1,134,998

Net Assets consist of:

Paid in capital                                                               $ 869,859

Undistributed net investment income                                            6,897

Accumulated undistributed net realized gain (loss) on                          118,271
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  139,971
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 46,811 shares outstanding                                     $ 1,134,998

NET ASSET VALUE, offering price and redemption price per                       $24.25
share ($1,134,998 (divided by) 46,811 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME                                                     $ 8,346
Dividends

Interest                                                               8,711

 TOTAL INCOME                                                          17,057

EXPENSES

Management fee                                             $ 5,264
Basic fee

 Performance adjustment                                     763

Transfer agent fees                                         2,159

Accounting fees and expenses                                409

Non-interested trustees' compensation                       9

Custodian fees and expenses                                 86

Registration fees                                           110

Audit                                                       29

Legal                                                       8

Miscellaneous                                               8

 Total expenses before reductions                           8,845

 Expense reductions                                         (258)      8,587

NET INVESTMENT INCOME                                                  8,470

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      116,669

 Foreign currency transactions                              1

 Futures contracts                                          7,918      124,588

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      100,447

 Assets and liabilities in foreign currencies               (6)

 Futures contracts                                          (788)      99,653

NET GAIN (LOSS)                                                        224,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 232,711
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1995          1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 8,470       $ 7,152
Net investment income

 Net realized gain (loss)                                  124,588       36,860

 Change in net unrealized appreciation (depreciation)      99,653        (22,969)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           232,711       21,043
FROM OPERATIONS

Distributions to shareholders                              (6,170)       (8,458)
From net investment income

 From net realized gain                                    (33,320)      (30,736)

 TOTAL DISTRIBUTIONS                                       (39,490)      (39,194)

Share transactions                                         739,878       823,786
Net proceeds from sales of shares

 Reinvestment of distributions                             38,745        38,406

 Cost of shares redeemed                                   (648,629)     (631,684)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           129,994       230,508
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  323,215       212,357

NET ASSETS

 Beginning of period                                       811,783       599,426

 End of period (including undistributed net investment    $ 1,134,998   $ 811,783
income of $6,897 and $4,515, respectively)

OTHER INFORMATION
Shares

 Sold                                                      35,180        42,751

 Issued in reinvestment of distributions                   2,220         2,080

 Redeemed                                                  (32,323)      (32,841)

 Net increase (decrease)                                   5,077         11,990


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED OCTOBER 31,

                                  1995                      1994 B      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value,                  $ 19.45                   $ 20.15     $ 16.77     $ 15.19     $ 9.80
beginning of period

Income from Investment
Operations

 Net investment income             .19                       .16         .19         .16         .12

 Net realized and unrealized       5.57                      .44         3.61        1.97        5.30
 gain (loss)

 Total from investment             5.76                      .60         3.80        2.13        5.42
operations

Less Distributions                 (.15)                     (.28)       (.10)       (.08)       (.03)
From net investment income

 From net realized gain            (.81)                     (1.02)      (.32)       (.47)       -

 Total distributions               (.96)                     (1.30)      (.42)       (.55)       (.03)

Net asset value, end of period    $ 24.25                   $ 19.45     $ 20.15     $ 16.77     $ 15.19

TOTAL RETURN A                     31.54%                    3.32%       23.09%      14.63%      55.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 1,134,998               $ 811,783   $ 599,426   $ 260,980   $ 98,737
(000 omitted)

Ratio of expenses to average       1.03%                     1.12%       1.11%       1.22%       1.43%
net assets

Ratio of expenses to average       1.00%                     1.09%       1.10%       1.22%       1.43%
net assets after expense
reductions

Ratio of net investment income     .99%                      1.01%       1.52%       1.43%       1.20%
to average net assets

Portfolio turnover rate            220%                      187%        192%        268%        317%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFACTIONS RELATED TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES. - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash
2. OPERATING POLICIES. - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS.
The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,627,017,000 and $1,586,752,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,470,558,000 and $1,340,483,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .70% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period November 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $227,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $258,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Stock Selector:
We have audited the accompanying statement of assets and liabilities of Fidelity Capital Trust: Fidelity Stock Selector, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Capital Trust: Fidelity Stock Selector as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 4, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Stock Selector voted to pay on December 11, 1995, to shareholders of record at the opening of business on December 8, 1995, a distribution of $2.08 derived from capital gains realized from sales of portfolio securities and a dividend of $.20 from net investment income.
A total of 4.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these applicable percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602





INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bradford F. Lewis, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

DISCIPLINED EQUITY
FUND
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     20   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    24   Notes to the financial statements.

REPORT OF INDEPENDENT    28   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            29


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage of change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995    PAST 1   PAST 5    LIFE OF
                                  YEAR     YEARS     FUND

Disciplined Equity                26.98%   159.07%   217.49%

S&P 500(registered trademark)     26.44%   121.65%   159.34%

Average Growth Fund               22.14%   125.83%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 28, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 558 growth funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Disciplined Equity                26.98%   20.97%   18.38%

S&P 500                           26.44%   17.26%   14.93%

Average Growth Fund               22.14%   17.24%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
              Disciplined Standard &
     12/28/88    10000.00  10000.00
     12/31/88    10110.00  10035.74
     01/31/89    10980.00  10770.35
     02/28/89    10970.00  10502.17
     03/31/89    11330.00  10746.87
     04/30/89    11920.00  11304.64
     05/31/89    12360.00  11762.47
     06/30/89    12150.00  11695.43
     07/31/89    13130.00  12751.52
     08/31/89    13610.00  13001.45
     09/30/89    13680.00  12948.15
     10/31/89    13250.00  12647.75
     11/30/89    13440.00  12905.76
     12/31/89    13784.10  13215.50
     01/31/90    12825.74  12328.74
     02/28/90    13131.60  12487.78
     03/31/90    13661.76  12818.71
     04/30/90    13274.34  12498.24
     05/31/90    14497.78  13716.82
     06/30/90    14650.71  13623.55
     07/31/90    14599.73  13579.95
     08/31/90    13182.58  12352.32
     09/30/90    12428.12  11750.77
     10/31/90    12254.80  11700.24
     11/30/90    13233.55  12456.07
     12/31/90    13676.69  12803.60
     01/31/91    14479.98  13361.83
     02/28/91    15637.96  14317.20
     03/31/91    16013.52  14663.68
     04/30/91    16159.57  14698.87
     05/31/91    16785.50  15333.87
     06/30/91    15909.20  14631.57
     07/31/91    16702.05  15313.41
     08/31/91    17098.47  15676.33
     09/30/91    17035.88  15414.54
     10/31/91    17463.60  15621.09
     11/30/91    16806.37  14991.56
     12/31/91    18603.46  16706.60
     01/31/92    18983.82  16395.86
     02/29/92    19444.88  16609.00
     03/31/92    19202.82  16285.13
     04/30/92    19444.88  16763.91
     05/31/92    19479.46  16846.05
     06/30/92    19283.51  16595.05
     07/31/92    20205.61  17273.78
     08/31/92    19721.51  16919.67
     09/30/92    19848.30  17119.32
     10/31/92    19905.93  17179.24
     11/30/92    20620.56  17765.05
     12/31/92    21063.98  17983.56
     01/31/93    21471.19  18134.62
     02/28/93    21335.45  18381.26
     03/31/93    21989.46  18769.10
     04/30/93    21261.41  18314.89
     05/31/93    21915.42  18805.73
     06/30/93    22310.29  18860.26
     07/31/93    22199.24  18784.82
     08/31/93    23211.10  19496.77
     09/30/93    23939.14  19346.64
     10/31/93    24037.86  19747.12
     11/30/93    23297.48  19559.52
     12/31/93    23999.42  19796.19
     01/31/94    25174.30  20469.26
     02/28/94    24870.68  19914.54
     03/31/94    23629.79  19046.27
     04/30/94    24329.44  19290.06
     05/31/94    24184.23  19606.42
     06/30/94    23497.78  19126.06
     07/31/94    24078.62  19753.40
     08/31/94    25306.31  20563.29
     09/30/94    24580.26  20059.48
     10/31/94    25002.69  20510.82
     11/30/94    24250.23  19763.82
     12/31/94    24721.07  20056.92
     01/31/95    24335.23  20576.99
     02/28/95    25534.08  21378.88
     03/31/95    26167.95  22009.77
     04/30/95    26843.16  22657.96
     05/31/95    27669.96  23563.59
     06/30/95    28910.14  24110.98
     07/31/95    30660.18  24910.50
     08/31/95    30770.42  24973.02
     09/30/95    32024.39  26026.88
     10/31/95    31762.57  25933.97

$10,000 OVER LIFE OF FUND Let's say you invested $10,000 in Fidelity Disciplined Equity Fund on December 28, 1988, when the fund started. As the chart shows, by October 31, 1995, the value of your investment would have grown to $31,749 - a 217.49% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $25,934 - a 159.34% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended October
31, 1995. The Standard & Poor's
Composite Index of 500 Stocks
finished the 12-month period with
a total return of 26.44% - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal
Reserve Board cut the federal
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally. Technology
companies - whose goods and
services benefited from both
corporate and consumer demand
- posted the strongest earnings
growth and stock price gains.
Lower interest rates and
continued merger and acquisition
activity helped financial stocks
perform especially well. In June,
the Dow Jones Industrial Average
closed above 4500 for the first
time. Returns from foreign
markets suffered as investors
brought capital back to the U.S.
The Morgan Stanley Emerging
Markets Free Index was down
19.43% for the 12 months ended
October 31. The Morgan Stanley
EAFE (Europe, Australia, Far
East) Index was down 0.37% for
the year ended October 31.
European markets have fared
well through the first 10 months of
1995, while the Japanese market
has struggled through much of
the year.
An interview with Brad Lewis,
Portfolio Manager of Fidelity
Disciplined Equity Fund
Q. HOW DID THE FUND DO, BRAD?
A. The fund performed quite well. For the 12 months ended October 31, 1995, Disciplined Equity returned 26.98% while the average growth fund returned 22.14%, according to Lipper Analytical Services.
Q. WHAT FACTORS CONTRIBUTED TO PERFORMANCE DURING THE PAST SIX MONTHS?
A. Disciplined Equity seeks to outperform the S&P 500 index by having similar industry weightings, but with different individual stocks. For the 12 months ended October 31, 1995, the fund achieved its goal since the S&P slightly lagged the fund, returning 26.44%. Basically, the fund's performance during the period was due to good stock choices in a market where big cap stocks have done quite well. Broader market averages such as the Russell 2000 and Value Line Index have substantially lagged Disciplined Equity's return. Beneficial to the fund was the fact that the stock market has continued its rally, especially in technology, financial and health care stocks - sectors in which the fund was heavily invested.
Q. DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE FUND'S STOCK SELECTION METHODOLOGY DURING THE PERIOD?
A. Not really. Though I'm always fine tuning, I haven't made any major adjustments since the fund began using a new artificial intelligence algorithm in place of the neural network in February 1995. I've tried to design a process to accurately forecast stock returns. The database now consists of more than 15,000 stock observations and the algorithms measure cause-and-effect relationships. I use artificial intelligence to analyze seven to 10 years of data on a particular stock and the computer reaches some conclusions about how it's behaved in a variety of circumstances and market conditions. Then I reconcile this information with current data to determine expected returns in the future.
Q. THOUGH TECHNOLOGY IS STILL A FAIRLY LARGE SECTOR HOLDING IN THE FUND, IT DROPPED FROM 15.6% OF INVESTMENTS SIX MONTHS AGO TO 11.5% AS OF OCTOBER 31, 1995. WHY DID YOU REDUCE THE FUND'S TECHNOLOGY HOLDING?
A. At the end of July 1995, my top-down econometric models, which I use to help me make purchase and sale decisions, turned cautious on the fund's investment mix. In order to revise the fund's investments to be consistent with the models, I began cutting back on technology stocks. As a result, the fund benefited accordingly when technology stocks suffered a setback in September.
Q. WHAT OTHER STRATEGIC CHANGES DID YOU MAKE TO THE FUND DURING THE PERIOD?
A. While reducing the fund's investment in technology, I increased its holdings in market sectors such as health and finance. The quantitative models that I use indicated that larger capitalized companies with stable earnings growth would have the best prospects going forward. As a result, the fund is more defensively positioned than it was six months ago.
Q. WHICH PARTICULAR STOCKS PERFORMED WELL?
A. Micron Technology was one of the fund's largest holdings before I reduced it considerably in August. Between May and October 1995, the stock price rose more than 70%, contributing positively to the fund's performance. Another strong contributor was Schering-Plough, which increased by about 42% during the period.
Q. THE FUND HAS NEARLY 10% OF ITS ASSETS INVESTED IN S&P 500 FUTURES. WHAT'S YOUR STRATEGY?
A. When the market looks vulnerable - as the models indicated it did towards the end of the period - I like to have liquidity in the fund. However, with the market doing well, I still want to participate rather than holding cash. With futures I get the best of both worlds. Having 15% to 30% of the fund in cash would hurt returns if the markets continue to go up since overbought markets can still appreciate. Therefore, I've found that futures, which are highly liquid, are an effective way to get returns that mirror the market while maintaining liquidity in the fund. Of course, futures are not without risk and can be vulnerable to shifts in the market.
Q. WHAT'S AHEAD FOR THE NEXT
SIX MONTHS?
A. Well, I think it's highly unlikely that we'll see the kind of returns in the next six months that we have in the past six months. However, I'll continue to manage the fund with an eye toward capitalizing on trends in the market by seeking to own stocks with better-than-average prospects priced at attractive valuations. Investors should know, however, that no method is foolproof and that anything can happen in the short term.

FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
mainly in common stocks that
are determined through both
technical and fundamental
analysis, to be undervalued
compared to others in their
industries
START DATE: September 28,
1990
SIZE: as of October 31, 1995,
more than $1.1 billion
MANAGER: Bradford Lewis,
since 1990; manager,
Fidelity Disciplined Equity,
since 1988, and Fidelity
Small Cap Stock, since
1993; joined Fidelity in 1985
(checkmark)
BRAD LEWIS ON INVESTING IN
QUANT FUNDS:
"Most equity fund managers
make choices based on
research derived from a
traditional research department.
Quantitative funds are different.
The quant funds at Fidelity
are driven by a unique
methodology, which often
drives them to invest in
different stocks than you
might find in a traditionally
managed fund. Investors who
own quantitative funds in their
portfolios will derive the
benefits of style
diversification. By owning
funds with differing
investment methodologies,
portfolio risk can be lowered.
"In addition, since computer
models are dispassionate,
investors in quant funds get a
certain consistency in stock
selection. A quant fund is more
likely to ride out temporary
shifts in the market than to
react to them."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Coca-Cola Company (The)         3.3            0.9

Mobil Corp.                     3.2            1.8

Citicorp                        2.9            0.0

Pfizer, Inc.                    2.9            1.7

Aetna Life & Casualty Co.       2.5            0.0

Bank of Boston Corp.            2.4            1.0

Philip Morris Companies, Inc.   2.4            0.6

NIKE, Inc., Class B             2.3            0.0

Amgen, Inc.                     2.2            0.0

Schering-Plough Corp            2.1            1.9

TOP FIVE INDUSTRIES AS OF OCTOBER 31, 1995
              % OF FUND'S    % OF FUND'S
              INVESTMENTS    INVESTMENTS
                             IN THESE STOCKS
                             6 MONTHS AGO

Finance       17.4           7.6

Health        14.5           8.4

Utilities     11.5           7.5

Technology    11.5           15.6

Nondurables   8.9            4.1

ASSET ALLOCATION
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995

Row: 1, Col: 1, Value: 6.1
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 53.9
Row: 1, Col: 1, Value: 23.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 36.5
Stocks and
equity futures 93.9%
Short-term
investments 6.1%
Stocks 76.5%

Short-term
investments 23.5%
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.1%
AEROSPACE & DEFENSE - 2.1%
Boeing Co.   471,900 $ 30,968
McDonnell Douglas Corp.   148,400  12,132
  43,100
SHIP BUILDING & REPAIR - 0.0%
General Dynamics Corp.   21,200  1,165
TOTAL AEROSPACE & DEFENSE   44,265
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 0.4%
Engelhard Corp.   156,700  3,898
Goodrich (B.F.) Company  41,400  2,727
NL Industries, Inc. (a)  21,700  282
Sealed Air Corp. (a)  23,400  617
  7,524
METALS & MINING - 2.0%
Aluminum Co. of America  247,800  12,638
Phelps Dodge Corp.   445,800  28,253
Reynolds Metals Co.   20,100  1,013
  41,904
PAPER & FOREST PRODUCTS - 1.4%
Bowater, Inc.   175,000  7,744
Champion International Corp.   311,100  16,644
Chesapeake Corp.   1,000  31
Consolidated Papers, Inc.   60,400  3,458
Potlatch Corp.   19,300  813
  28,690
TOTAL BASIC INDUSTRIES   78,118
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.3%
ACX Technologies, Inc. (a)  87,900  1,362
USG Corp. (a)  167,200  4,870
  6,232
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 0.0%
Blount, Inc. Class A  9,000 $ 390
REAL ESTATE - 0.2%
Stewart Enterprises, Inc. Class A  96,000  3,240
TOTAL CONSTRUCTION & REAL ESTATE   9,862
DURABLES - 2.7%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Danaher Corp.   68,500  2,124
Transpro, Inc. (a)  36,600  403
  2,527
CONSUMER DURABLES - 0.0%
Department 56 Inc. (a)  7,400  336
TEXTILES & APPAREL - 2.6%
Jones Apparel Group, Inc. (a)  147,800  5,062
NIKE, Inc. Class B  829,800  47,091
Nine West Group, Inc. (a)  25,000  1,113
  53,266
TOTAL DURABLES   56,129
ENERGY - 6.2%
ENERGY SERVICES - 0.1%
Smith International, Inc. (a)  145,700  2,331
OIL & GAS - 6.1%
Atlantic Richfield Co.   290,000  30,958
Enron Oil & Gas Co.   4,200  84
Exxon Corp.   260,200  19,873
Kerr-McGee Corp.   61,900  3,412
Mobil Corp.   659,500  66,445
Occidental Petroleum Corp.   278,800  5,994
  126,766
TOTAL ENERGY   129,097
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 17.4%
BANKS - 6.5%
Bank of Boston Corp.   1,143,438 $ 50,883
Citicorp  931,000  60,399
Comerica, Inc.   121,200  4,075
Meridian Bancorp, Inc.   92  4
Michigan National Corp.   38,000  4,171
NationsBank Corp.   200,700  13,196
Star Banc Corp.   2,600  144
Union Bank of San Francisco  68,000  3,409
  136,281
CREDIT & OTHER FINANCE - 2.7%
A T & T Capital Corp.   25,400  1,016
Green Tree Financial Corp.   1,089,800  29,016
Mercury Finance Co.   747,000  9,587
Money Store, Inc.   239,600  9,584
United Companies Financial Corp.   245,800  6,944
  56,147
INSURANCE - 6.8%
Aetna Life & Casualty Co.   750,000  52,781
Allstate Corp.   590,699  21,708
American Financial Group, Inc.   130,000  3,640
American General Corp.   258,300  8,492
American International Group, Inc.   236,000  19,913
CIGNA Corp.   146,600  14,532
CNA Financial Corp. (a)  26,000  2,964
HealthCare COMPARE Corp. (a)  170,200  6,297
MGIC Investment Corp.   90,500  5,147
Prudential Reinsurance Holdings, Inc. (a)  24,400  497
TIG Holdings, Inc.   212,400  5,390
Transatlantic Holdings, Inc.   24,700  1,664
  143,025
SECURITIES INDUSTRY - 1.4%
Donaldson Lufkin & Jenrette, Inc.  2,100  62
Franklin Resources, Inc.   29,200  1,482
Merrill Lynch & Co., Inc.   37,000  2,054
Price (T. Rowe) Associates, Inc.   136,000  6,766
Schwab (Charles) Corp.  783,500  17,923
  28,287
TOTAL FINANCE   363,740
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 14.5%
DRUGS & PHARMACEUTICALS - 8.9%
Amgen, Inc. (a)  974,000 $ 46,752
Bristol-Myers Squibb Co.   76,800  5,856
Depotech Corp. (a)  1,000  15
Genzyme Corp.   97,500  5,679
Merck & Co., Inc.   431,000  24,783
Myriad Genetics (a)  2,000  54
Pfizer, Inc.   1,044,900  59,951
Schering-Plough Corp.   812,200  43,554
  186,644
MEDICAL EQUIPMENT & SUPPLIES - 4.7%
Baxter International, Inc.   367,500  14,195
Biomet, Inc. (a)  7,900  131
Boston Scientific Corp. (a)  597,100  25,153
Cardinal Health, Inc.   77,500  3,982
Conmed Corp. (a)  43,200  1,512
Guidant Corp.   455,700  14,582
Johnson & Johnson  37,800  3,081
Medtronic, Inc.   322,100  18,601
Nellcor, Inc. (a)  40,000  2,300
St. Jude Medical, Inc. (a)  278,600  14,835
UroMed Corp. (a)  35,000  372
  98,744
MEDICAL FACILITIES MANAGEMENT - 0.9%
Health Management Associates, Inc. Class A (a)  344,850  7,414
Oxford Health Plans, Inc. (a)  135,300  10,587
Sterling House Corp. (a)  4,300  53
Total Renal Care Holdings, Inc. (a)  2,700  55
  18,109
TOTAL HEALTH   303,497
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
ELECTRICAL EQUIPMENT - 0.2%
Allen Group, Inc. (The)  96,000  2,352
Amphenol Corp. Class A (a)  20,700  448
Holophane Corp. (a)  30,000  810
  3,610
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
Dover Corp.   390,800 $ 15,437
Illinois Tool Works, Inc.   59,900  3,482
NN Ball & Roller, Inc.   40,000  830
Parker-Hannifin Corp.   210,000  7,088
  26,837
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   30,447
MEDIA & LEISURE - 1.5%
ENTERTAINMENT - 0.0%
King World Productions, Inc. (a)  500  17
LEISURE DURABLES & TOYS - 0.2%
Mattel, Inc.   157,600  4,531
LODGING & GAMING - 0.6%
Grand Casinos, Inc. (a)  293,700  11,675
PUBLISHING - 0.1%
Banta Corp.   5,000  216
Harcourt General, Inc.   48,700  1,930
  2,146
RESTAURANTS - 0.6%
Applebee's International, Inc.   279,200  7,853
Lone Star Steakhouse Saloon (a)  132,900  5,133
  12,986
TOTAL MEDIA & LEISURE   31,355
NONDURABLES - 8.9%
BEVERAGES - 3.3%
Coca-Cola Company (The)  948,300  68,159
FOODS - 1.8%
CPC International, Inc.   209,200  13,886
Hershey Foods Corp.   88,700  5,300
IBP, Inc.   319,200  19,112
  38,298
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 0.9%
Clorox Co.   21,400 $ 1,535
Gillette Co.   354,500  17,149
  18,684
TOBACCO - 2.9%
American Brands, Inc.   263,200  11,285
Philip Morris Companies, Inc.   584,100  49,356
  60,641
TOTAL NONDURABLES   185,782
RETAIL & WHOLESALE - 1.8%
APPLIANCE STORES - 0.1%
CellStar Corp. (a)  62,300  1,729
DRUG STORES - 0.9%
General Nutrition Companies, Inc. (a)  754,700  18,773
GENERAL MERCHANDISE STORES - 0.2%
Consolidated Stores Corp. (a)  156,900  3,628
GROCERY STORES - 0.6%
Safeway, Inc. (a)  246,900  11,666
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Viking Office Products, Inc. (a)  20,700  921
TOTAL RETAIL & WHOLESALE   36,717
SERVICES - 0.1%
Cintas Corp.   10,000  420
Robert Half International, Inc. (a)  67,000  2,446
  2,866
TECHNOLOGY - 11.5%
COMMUNICATIONS EQUIPMENT - 0.6%
Aspect Telecommunications Corp. (a)  75,600  2,599
Microcom, Inc. (a)  45,000  984
Network Equipment Technologies (a)  180,000  5,873
Symmetricom, Inc. (a)  169,400  3,144
  12,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 0.9%
Cooper & Chyan Technology, Inc. (a)  1,200 $ 17
DST Systems, Inc. (a)  10,500  221
Equifax Inc.   13,500  527
Softkey International, Inc. (a)  500,000  15,750
Structural Dynamics Research Corp. (a)  171,500  3,130
  19,645
COMPUTERS & OFFICE EQUIPMENT - 1.5%
Auspex Systems, Inc. (a)  70,000  989
Dell Computer Corp. (a)  145,000  6,760
Read-Rite Corp. (a)  649,000  22,634
  30,383
ELECTRONIC INSTRUMENTS - 3.8%
Applied Materials, Inc. (a)  146,200  7,328
Electro Scientific Industries, Inc. (a)  89,000  2,759
KLA Instruments Corp. (a)  889,200  38,013
Lam Research Corp. (a)  365,000  22,219
Novellus System, Inc. (a)  103,900  7,156
Teradyne, Inc. (a)  61,400  2,049
  79,524
ELECTRONICS - 4.7%
Cirrus Logic, Inc. (a)  687,900  28,978
Electroglas, Inc. (a)  69,900  4,910
Kemet Corp. (a)  244,100  8,421
Micron Technology, Inc.   264,900  18,709
S-3, Inc. (a)  572,000  9,796
Speedfam International, Inc. (a)  11,100  182
Tegal Corp. (a)  8,000  102
Tencor Instruments (a)  492,900  21,010
Vishay Intertechnology, Inc.   174,100  6,137
  98,245
TOTAL TECHNOLOGY   240,397
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.1%
Comair Holdings, Inc.   72,400  2,032
Valuejet, Inc. (a)  300  16
  2,048
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 0.2%
Burlington Northern Santa Fe Corp.   60,200 $ 5,049
TOTAL TRANSPORTATION   7,097
UTILITIES - 11.5%
ELECTRIC UTILITY - 4.9%
Allegheny Power System, Inc.   2,200  58
Atlantic Energy, Inc.  3,900  76
Boston Edison Co.   162,000  4,435
Carolina Power & Light Co.   16,000  524
Centerior Energy Corp.   661,800  6,618
Central & South West Corp.   90,200  2,413
DQE, Inc.   20,300  558
DPL, Inc.   30,800  732
Detroit Edison Co.   143,600  4,847
Entergy Corp.  268,000  7,638
General Public Utilities Corp.   75,400  2,356
Hawaiian Electric Industries, Inc.   43,000  1,677
Illinova Corp.   404,000  11,464
Minnesota Power & Light Co.   5,800  166
New York State Electric & Gas Corp.   13,800  348
Northeast Utilities  253,200  6,267
Ohio Edison Co.   426,000  9,745
Pacific Gas & Electric Co.   562,800  16,532
Pinnacle West Capital Corp.   308,400  8,481
Portland General Corp.   193,000  5,235
Southwestern Public Service Co.   115,000  3,781
Texas Utilities Co.   15,500  570
Unicom Corp.   215,600  7,061
  101,582
GAS - 0.0%
Atlanta Gas Light Co.   17,900  691
TELEPHONE SERVICES - 6.6%
Ameritech Corp.  653,200  35,273
Bell Atlantic Corp.   109,100  6,941
BellSouth Corp.   399,300  30,546
Cincinnati Bell, Inc.   76,900  2,259
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
GTE Corp.   227,000 $ 9,364
LCI International, Inc. (a)  216,200  3,892
NYNEX Corp.   824,500  38,752
Pacific Telesis Group  382,200  11,609
  138,636
TOTAL UTILITIES   240,909
TOTAL COMMON STOCKS
(Cost $1,567,631)   1,760,278
U.S. TREASURY OBLIGATIONS - 6.4%
 MOODY'S RATINGS  PRINCIPAL
 (UNAUDITED) AMOUNT (B) (000S)
U.S. Treasury Bills, yield at date of purchase
5.25% to 5.41%, 11/30/95 to 12/07/95 (b)
(Cost $ 133,196)   $ 133,800  133,260
REPURCHASE AGREEMENTS - 9.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88%, dated
10/31/95 due 11/1/95  $ 194,739  194,707
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,895,534)    $ 2,088,245
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS EXPIRATION UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
680 S&P 500 Contracts   Dec.1995 $ 198,509 $ (1,244)
THE VALUE OF FUTURES CONTRACTS PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 9.6%
LEGEND
6. Non-income producing
7. A portion of the securities were pledged to cover margin requirement for futures contracts. At the period end, the value of securities pledged amounted to $3,984,000.
INCOME TAX INFORMATION
At October 31,1995, the aggregate cost of investment securities for income tax purposes was $1,896,303,000. Net unrealized appre- ciation aggregated $191,942,000, of which $225,348,000 related to appreciated investment securities and $33,406,000 related to depreciated investment securities. The fund hereby designates approximately $11,880,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                      $ 2,088,245
agreements of $194,707) (cost $1,895,534) -
See accompanying schedule

Receivable for investments sold                                                11,379

Receivable for fund shares sold                                                24,836

Dividends receivable                                                           2,964

Other receivables                                                              93

 TOTAL ASSETS                                                                  2,127,517

LIABILITIES

Payable for investments purchased                                  $ 27,194

Payable for fund shares redeemed                                    9,101

Accrued management fee                                              1,210

Payable for daily variation on futures contracts                    1,286

Other payables and accrued expenses                                 687

 TOTAL LIABILITIES                                                             39,478

NET ASSETS                                                                    $ 2,088,039

Net Assets consist of:

Paid in capital                                                               $ 1,656,876

Undistributed net investment income                                            21,870

Accumulated undistributed net realized gain (loss) on                          217,826
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  191,467
investments

NET ASSETS, for 90,635 shares outstanding                                     $ 2,088,039

NET ASSET VALUE, offering price and redemption price per                       $23.04
share ($2,088,039 (divided by) 90,635 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME                                                     $ 24,299
Dividends

Interest                                                               16,851

 TOTAL INCOME                                                          41,150

EXPENSES

Management fee                                             $ 9,198
Basic fee

 Performance adjustment                                     982

Transfer agent fees                                         3,229

Accounting fees and expenses                                601

Non-interested trustees' compensation                       13

Custodian fees and expenses                                 63

Registration fees                                           288

Audit                                                       32

Legal                                                       9

Miscellaneous                                               14

 Total expenses before reductions                           14,429

 Expense reductions                                         (444)      13,985

NET INVESTMENT INCOME                                                  27,165

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      197,339

 Futures contracts                                          25,822     223,161

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      128,474

 Futures contracts                                          (1,244)    127,230

NET GAIN (LOSS)                                                        350,391

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 377,556
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1995          1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 27,165      $ 12,778
Net investment income

 Net realized gain (loss)                                  223,161       34,354

 Change in net unrealized appreciation (depreciation)      127,230       (8,999)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           377,556       38,133
FROM OPERATIONS

Distributions to shareholders                              (14,996)      (8,598)
From net investment income

 From net realized gain                                    (31,228)      (42,587)

 TOTAL DISTRIBUTIONS                                       (46,224)      (51,185)

Share transactions                                         1,143,822     606,456
Net proceeds from sales of shares

 Reinvestment of distributions                             44,136        48,929

 Cost of shares redeemed                                   (513,551)     (349,866)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           674,407       305,519
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,005,739     292,467

NET ASSETS

 Beginning of period                                       1,082,300     789,833

 End of period (including undistributed net investment    $ 2,088,039   $ 1,082,300
income of $21,870 and $10,834, respectively)

OTHER INFORMATION
Shares

 Sold                                                      56,254        32,828

 Issued in reinvestment of distributions                   2,513         2,732

 Redeemed                                                  (25,272)      (18,967)

 Net increase (decrease)                                   33,495        16,593


FINANCIAL HIGHLIGHTS

                                    YEARS ENDED OCTOBER 31,

                                    1995                      1994 B    1993      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning          $ 18.94                   $ 19.48   $ 17.27   $ 16.74   $ 12.02
of period

Income from Investment
Operations

 Net investment income               .30                       .21       .19       .19       .29

 Net realized and unrealized         4.57                      .50       3.20      1.89      4.73
 gain (loss)

 Total from investment               4.87                      .71       3.39      2.08      5.02
 operations

Less Distributions                   (.25)                     (.21)     (.19)     (.23)     (.30)
From net investment income

 From net realized gain              (.52)                     (1.04)    (.99)     (1.32)    -

 Total distributions                 (.77)                     (1.25)    (1.18)    (1.55)    (.30)

Net asset value, end of period      $ 23.04                   $ 18.94   $ 19.48   $ 17.27   $ 16.74

TOTAL RETURN A                       26.98%                    4.01%     20.76%    13.99%    42.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 2,088                   $ 1,082   $ 790     $ 341     $ 154
(in millions)

Ratio of expenses to average         .96%                      1.07%     1.11%     1.16%     1.19%
net assets

Ratio of expenses to average net     .93%                      1.05%     1.09%     1.16%     1.19%
assets after expense
reductions

Ratio of net investment income       1.81%                     1.43%     1.39%     1.79%     2.05%
to average net assets

Portfolio turnover rate              221%                      139%      279%      255%      210%


C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
 FINANCIAL STATEMENTS).
D EFFECTIVE NOVEMBER 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


8. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Disciplined Equity Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
9. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market. Buying futures, writing puts, and buying calls tend to increase
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS - CONTINUED the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
10. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,246,328,000 and $2,708,400,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,840,933,000 and $2,667,002,000, respectively.
11. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .68% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period November 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $424,000 for the period.
12. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $444,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Capital Trust: Fidelity Disciplined Equity Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Capital Trust: Fidelity Disciplined Equity Fund, as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 4, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Disciplined Equity Fund voted to pay on December 11, 1995, to shareholders of record at the opening of business on December 8, 1995, a distribution of $2.23 derived from capital gains realized from sales of portfolio securities and a dividend of $.30 from net investment income.
A total of 1.8% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 57% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bradford F. Lewis, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE